Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of reconciliation of changes in loss allowance
Schedule of trade accounts receivable

	December 31
	2019	2018
Trade notes receivable:
Falling due	248,411	141,066
Overdue	27,243	23,138
	275,654	164,204
Trade notes receivable - abroad:
Falling due	12,247	7,436
Overdue	4,978	3,419
	17,225	10,855

Total (*)	292,879	175,059

(-) Estimated losses with doubtful accounts	(3,360)	(4,215)
(-) Adjustment to present value	(1,408)	(462)
	288,111	170,382
Current assets	276,626	167,102
Non‑current assets	11,485	3,280

(*)   The amounts presented include R$ 96,026 (R$ 2,101 as of December 31, 2018) related to Linx Pay Meios de Pagamento Ltda.

Schedule of aging of trade accounts receivable

	December 31
	2019	2018
Falling due	259,221	151,795
Overdue (days):
1-30	18,749	9,666
31-60	2,290	3,226
61-90	3,663	2,841
91-180	4,188	2,854
	288,111	170,382

Trade accounts receivable
Disclosure of reconciliation of changes in loss allowance
Schedule of changes in the allowance for doubtful accounts

	December 31
Changes in doubtful accounts	2019	2018
Opening balance	(4,215)	(1,183)
First-time adoption of IFRS 9 as of 01/01/2018	—	(1,539)
Addition of provision	(5,551)	(5,734)
Use/reversal	6,406	4,241
Closing balance	(3,360)	(4,215)